Pension and Postretirement Benefit Plans, Plan Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guaranteed Deposit Account [Member]
Plan Assets [Abstract]
Fair value of plan assets	$ 0	$ 1,824	$ 2,265
Pension Plan [Member]
Plan Assets [Abstract]
Fair value of plan assets	$ 0	15,903	$ 14,923
Pension Plan [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets		15,903
Pension Plan [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets		0
Pension Plan [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets		14,079
Pension Plan [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets		1,824
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets		14,079
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets		0
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets		14,079
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets		0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets		1,824
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets		0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets		0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets		$ 1,824